Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

5.    Inventories

Inventories consisted of the following:

	As of December 31,
	2017	2018	2018
	(RMB)	(RMB)	($)
Raw materials	414,172,830	1,387,287,531	201,689,909
Work-in-process	2,681,530	1,764,835	256,579
Finished goods	17,331,071	52,241,134	7,595,044
Total inventories	434,185,431	1,441,293,500	209,541,532

The Company did not set up any inventory reserve as of December 31, 2017 and 2018. As of December 31, 2017 and 2018, no raw materials were pledged as collateral for borrowings from financial institutions.